Securities - Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Total	$ 201	$ 58
Gross Unrealized Losses, Less Than 12 Months	761	77
Fair Value, Less Than 12 Months	68,677	16,936
Gross Unrealized Losses, 12 Months Or More	67	269
Fair Value, 12 Months Or More	6,061	21,476
Gross Unrealized Losses, Total	828	346
Fair Value, Total	74,738	38,412
U.S. Treasury Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months		4
Fair Value, Less Than 12 Months		1,000
Gross Unrealized Losses, Total		4
Fair Value, Total		1,000
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	46	2
Held-to-maturity, Fair Value, Less Than 12 Months	5,954	998
Held-to-maturity, Gross Unrealized Losses, Total	46	2
Held-to-maturity, Fair Value, Total	5,954	998
Gross Unrealized Losses, Less Than 12 Months	67	12
Fair Value, Less Than 12 Months	9,172	5,188
Gross Unrealized Losses, 12 Months Or More	59	143
Fair Value, 12 Months Or More	4,941	5,856
Gross Unrealized Losses, Total	126	155
Fair Value, Total	14,113	11,044
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Held-to-maturity, Gross Unrealized Losses, Less Than 12 Months	155
Held-to-maturity, Fair Value, Less Than 12 Months	12,994
Held-to-maturity, Gross Unrealized Losses, 12 Months Or More		56
Held-to-maturity, Fair Value, 12 Months Or More		9,265
Held-to-maturity, Gross Unrealized Losses, Total	155	56
Held-to-maturity, Fair Value, Total	12,994	9,265
Gross Unrealized Losses, Less Than 12 Months	278	40
Fair Value, Less Than 12 Months	20,231	6,348
Gross Unrealized Losses, 12 Months Or More		39
Fair Value, 12 Months Or More		4,939
Gross Unrealized Losses, Total	278	79
Fair Value, Total	20,231	11,287
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	33	13
Fair Value, Less Than 12 Months	2,652	1,300
Gross Unrealized Losses, 12 Months Or More	8	31
Fair Value, 12 Months Or More	1,120	1,416
Gross Unrealized Losses, Total	41	44
Fair Value, Total	3,772	2,716
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	108	1
Fair Value, Less Than 12 Months	15,282	499
Gross Unrealized Losses, Total	108	1
Fair Value, Total	15,282	499
Asset-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses, Less Than 12 Months	72	5
Fair Value, Less Than 12 Months	1,392	1,603
Gross Unrealized Losses, Total	72	5
Fair Value, Total	$ 1,392	$ 1,603